VictoryShares Emerging Markets Value Momentum ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Emerging Markets Value Momentum ETF | VictoryShares Emerging Markets Value Momentum ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0